F. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes
F. Fair Value of Financial Instruments

F.Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, and other payables and accrued expenses approximated their fair values as of December 31, 2021 and 2020 due to their short-term nature.